Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 105	$ 14
Annual inflation rate	2.30%
Period of inflation rate	10 years
Minimum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	6.75%
Maximum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
WACC	8.00%